Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Deposit	$ 82,776	$ 113,988	$ 48,483
Prepaid Inventory	52,583		65,449
Employees Advance			324
Prepaid Expenses	47,270	35,590	35,157
Undeposited Funds	2,323
Other		32,879	113,991
Total:	$ 184,952	$ 182,457	$ 263,404